GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Goodwill and Intangible Assets, Other Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	$ 494
Intangible assets other than goodwill ending balance	1,136	$ 494
Research and development costs	286	270	$ 245
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	1,888	1,728
Acquisitions	797	245
Acquisitions through business combinations (note 2.2.4)	81
Disposals	(3)	(6)
Foreign exchange differences	115	144
Transfers from assets held for sale		(23)
Transfers and other movements	121	(42)
Intangible assets other than goodwill ending balance	2,527	1,888	1,728
Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	(1,394)	(1,408)
Disposals		5
Foreign exchange differences	(90)	(121)
Transfers from assets held for sale		18
Transfers and other movements	(6)	4
Amortization charge	87	90
Impairment charge (note 5.3)	6
Intangible assets other than goodwill ending balance	(1,391)	(1,394)	(1,408)
Concessions, patents and licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	195
Intangible assets other than goodwill ending balance	208	195
Concessions, patents and licenses | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	417	400
Acquisitions	54	35
Acquisitions through business combinations (note 2.2.4)	11
Disposals	0	(6)
Foreign exchange differences	43	54
Transfers from assets held for sale		(12)
Transfers and other movements	(7)	(30)
Intangible assets other than goodwill ending balance	446	417	400
Concessions, patents and licenses | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	(222)	(210)
Disposals		5
Foreign exchange differences	(33)	(44)
Transfers from assets held for sale		9
Transfers and other movements	(7)	2
Amortization charge	50	50
Impairment charge (note 5.3)	6
Intangible assets other than goodwill ending balance	(238)	(222)	(210)
Customer relationships and trade marks
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	80
Intangible assets other than goodwill ending balance	133	80
Customer relationships and trade marks | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	1,081	1,148
Acquisitions	0	0
Acquisitions through business combinations (note 2.2.4)	70
Disposals	0	0
Foreign exchange differences	60	69
Transfers from assets held for sale		0
Transfers and other movements	0	(2)
Intangible assets other than goodwill ending balance	1,091	1,081	1,148
Customer relationships and trade marks | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	(1,001)	(1,058)
Disposals		0
Foreign exchange differences	(50)	(64)
Transfers from assets held for sale		0
Transfers and other movements	1	0
Amortization charge	6	7
Impairment charge (note 5.3)	0
Intangible assets other than goodwill ending balance	(958)	(1,001)	(1,058)
Other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	219
Intangible assets other than goodwill ending balance	795	219
Other | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	390	180
Acquisitions	743	210
Acquisitions through business combinations (note 2.2.4)	0
Disposals	(3)	0
Foreign exchange differences	12	21
Transfers from assets held for sale		(11)
Transfers and other movements	128	(10)
Intangible assets other than goodwill ending balance	990	390	180
Other | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill beginning balance	(171)	(140)
Disposals		0
Foreign exchange differences	(7)	(13)
Transfers from assets held for sale		9
Transfers and other movements	0	2
Amortization charge	31	33
Impairment charge (note 5.3)	0
Intangible assets other than goodwill ending balance	$ (195)	$ (171)	$ (140)